Chou Opportunity Fund
Chou Opportunity Fund
Investment Objective
The investment objective of the Chou Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Fees and Expenses of the Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Chou Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Chou Opportunity Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Net Annual Fund Operating Expenses	1.20%	[2]
[1]	Expenses have been restated to reflect current fees.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Opportunity Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.20% through at least May 1, 2017 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund's operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Chou Opportunity Fund | | USD ($)	122	398	695	1,538

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund's performance. During the most recent fiscal year, the Opportunity Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou's opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer's earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred stock, convertible securities, American Depositary Receipts ("ADRs"), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security's full potential value; (2) the security's fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund also may invest globally in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to invest the Opportunity Fund's debt investments in short-term fixed-income securities during periods deemed by Chou to be of high market valuations and volatility. Such short-term fixed-income securities may include money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities and bank deposits. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may invest in income trusts, bank debt and deposits, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's"). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., "junk bonds") and thus rated below "Baa3" or lower by Moody's or "BBB-" or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may use financial instruments (including derivatives) as part of its principal investment strategies, as more fully described in the prospectus. The Opportunity Fund may also lend securities in its portfolio in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Opportunity Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund's investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Common Stock Risk is the risk that Opportunity Fund's common stock holdings may decline in value because of changes in the price of a particular issuer or a broad stock market decline. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Concentration Risk is the risk that by concentrating up to, but less than, 25% of its investments in an industry or industries the performance of the Opportunity Fund may be tied closely to and be affected by developments in that industry.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies. The Opportunity Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Opportunity Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund's risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these derivative instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Opportunity Fund may invest.

Correlation Risk is the risk of imperfect correlation between the value of these derivative instruments and the underlying assets.

Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Opportunity Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

Leverage Risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund's risk of loss and potential for gain.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Opportunity Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Opportunity Fund's exposure to loss, and the Opportunity Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Opportunity Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Securities Risk (including ADR Risk) is the risk that the Opportunity Fund's equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

Interest Rate Risk - The value of the Opportunity Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Variable and Floating Interest Rate Risk - The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Focused Portfolio Risk is the risk that, because the portfolio may be invested in relatively fewer individual securities than other more diversified funds, the increase or decrease in the value of a single position held by the portfolio may have a greater impact on the performance of the Opportunity Fund than if it were more broadly invested.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Opportunity Fund and the prices of futures and forward contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Opportunity Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that because the Opportunity Fund may have greater investment in a single issuer it is more susceptible to events impacting such issuer, and that as a result performance of the Opportunity Fund may be more volatile than performance of a diversified fund.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Opportunity Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Opportunity Fund to counterparty risk.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Opportunity Fund may invest, such as registered investment companies, private equity and hedge funds, may charge fees, and such fees may be more than the Opportunity Fund would pay if the manager of the pooled vehicle managed the Opportunity Fund's assets directly.

Preferred Stock Risk Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

The Fund currently has a large shareholder controlled by the Fund's Portfolio Manager. The shareholder has, and may continue to, pledge some or all of its Fund shares to secure loans. The shareholder may redeem shares at any time to repay its loans or to raise cash for other purposes. In addition, a loan default may result in the lender redeeming any pledged shares.

Regional Risk occurs because adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Opportunity Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Opportunity Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Opportunity Fund's assets are invested, the Opportunity Fund may experience substantial illiquidity or reduction in the value of the Opportunity Fund's investments.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Opportunity Fund may sell the purchased securities and incur procedural costs or delays in addition to any loss on the securities.

Securities Lending Risk may occur when borrowers of the Opportunity Fund's securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Opportunity Fund's ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Opportunity Fund to counterparty risk when a counterparty to a financial instrument entered into by the Opportunity Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Opportunity Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Value Style Risk is the risk that securities in which the Opportunity Fund invests may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company's value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security's market value do not occur.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Opportunity Fund is not exercised by the date of its expiration, the Opportunity Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Opportunity Fund's returns as of December 31, 2015. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund's average annual returns for one year, five years and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 14.10% (for the quarter ended March 31, 2012), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Chou Opportunity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
	Return Before Taxes	(22.27%)	2.62%	6.15%	Jul. 01, 2010
After Taxes on Distributions |	Return After Taxes on Distributions	(22.62%)	1.02%	4.64%
After Taxes on Distributions and Sales |	Return After Taxes on Distributions and Sale of Fund Shares	(12.48%)	1.78%	4.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	15.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").